RELATED PARTY TRANSACTIONS - Accounts receivable from affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Total receivables	$ 25.1	$ 13.6
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts receivable	3.5	2.4
Dividends receivable		5.0
Interest receivable	14.5	2.6
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts receivable	$ 7.1	$ 3.6